Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average SCT Total for non- PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income/ (Loss) ($M)	Adjusted EBITDA ($M)(6)
					Total Shareholder Return ($)(5)	Peer Total Shareholder Return ($)(5)
2023	18,259,503	14,003,080	7,114,399	5,039,112	77	123	-136	380
2022	12,969,199	7,548,541	7,175,154	3,946,604	81	89	-229	103

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The amount from the “Total” column of the Summary Compensation Table for our PEO, who was Mr. Abbott during 2022 and 2023.
Peer Group Issuers, Footnote	Shareholder returns reflect $100 invested as of market close on May 31, 2022, the first trading day of GBTG Class A Common Stock. The Peer Total Shareholder Return is based on the S&P Software & Services Select Industry Index, which is used for purposes of the GBTG Form 10-K performance graph.
PEO Total Compensation Amount	$ 18,259,503	$ 12,969,199
PEO Actually Paid Compensation Amount	$ 14,003,080	7,548,541
Adjustment To PEO Compensation, Footnote

			Equity Addition to SCT Total
	SCT Total	Less Equity Deduction From SCT Total	Value of Current Year Equity Awards at 12/31	Change in Value of Unvested Prior Year Awards at 12/31	Change in Value of Prior Year Awards That Vested In Current Year	Less Prior Value of Unvested Equity Awards That Were Canceled or Forfeited in Current Year	Total Equity Addition/ Deduction to SCT Total	Total Compensation Actually Paid
Year	($)	($)(7)	($)(8)	($) (9)	($)(10)	($)(11)	($)	($)(12)
2023	18,259,503	(11,499,993)	11,159,074	(117,188)	(39,062)	(3,759,253)	7,243,571	14,003,080
2022	12,969,199	(6,000,000)	5,273,438	(2,605,620)	(2,088,475)	0	579,343	7,548,541

Non-PEO NEO Average Total Compensation Amount	$ 7,114,399	7,175,154
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,039,112	3,946,604
Adjustment to Non-PEO NEO Compensation Footnote

			Equity Addition to SCT Total
	SCT Total	Less Equity Deduction From SCT Total	Value of Current Year Equity Awards at 12/31	Change in Value of Unvested Prior Year Awards at 12/31	Change in Value of Prior Year Awards That Vested In Current Year	Less Prior Value of Unvested Equity Awards That Were Canceled or Forfeited in Current Year	Total Equity Addition/ Deduction to SCT Total	Total Compensation Actually Paid
Year	($)	($)(7)	($)(8)	($) (9)	($)(10)	($)(11)	($)	($)(12)
2023	7,114,399	(5,299,993)	4,668,811	(46,189)	(3,078)	(1,394,837)	3,224,707	5,039,112
2022	7,175,154	(4,455,667)	2,914,422	(1,067,523)	(619,782)	0	1,227,117	3,946,604

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Amount	$ 77	81
Peer Group Total Shareholder Return Amount	123	89
Net Income (Loss)	$ (136,000,000)	$ (229,000,000)
Company Selected Measure Amount	380,000,000	103,000,000
PEO Name	Mr. Abbott	Mr. Abbott
Additional 402(v) Disclosure	The following table sets forth a reconciliation from the SCT to amounts actually paid to our PEO. The average amounts from the “Total” column of the Summary Compensation Table for the Company’s non-PEO NEOs. For 2023, our non-PEO NEOs were Mses. Williams, Huska and Gerow and Messrs. Crawley and Bock. For 2022, our non-PEO NEOs were Ms. Gerow, Mr. Crawley and Mr. Michael Qualantone (former Chief Revenue Officer).The following table sets forth a reconciliation from the SCT to the average amounts actually paid to our non-PEO NEOs. Represents the grant date fair value of equity-based awards made during the applicable fiscal year. Represents the year-end fair value of equity awards that were made during the fiscal year (no grants made have vested during the same year as granted).Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.Represents the change in fair value from prior year end until vesting date of equity-based awards granted in prior fiscal years that vested during the current fiscal year.Represents the fair value as of prior year end of unvested equity awards that were either cancelled or forfeited during the current fiscal year. As discussed above under the section “Compensation Discussion & Analysis — Cancellation of Out-of-the-Money Options in Exchange for One-time Grant of Restricted Stock Units”, officers were able to exchange out-of-the-money Options (including some that were unvested) for new grants of unvested restricted stock units in early 2023. The year-end 2022 fair values of any unvested Options that were canceled as part of the exchange are reflected in this total. Also, Ms. Gerow forfeited all of her unvested RSU awards and some of her outstanding Earnout Shares upon her resignation on June 30, 2023.SCT total, less SCT equity grant fair value, plus year-end fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end, plus the change in fair value of equity awards that vested during the applicable year, less the prior year end fair value of any unvested equity awards that were forfeited or canceled during the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Company-selected measure of Adjusted EBITDA as used for our AIA Plan awards in 2023 and as discussed under the section “Compensation Discussion & Analysis — Annual Incentive Compensation”, above. Adjusted EBITDA is a non-GAAP measure and is defined and reconciled to the most comparable GAAP measure (i.e., EBITDA) in our Annual
Report on Form 10-K for the year ended December 31, 2023 in Item 7, “Management's Discussion and Analysis of Financial Condition and Results of Operations—EBITDA, Adjusted EBITDA, Adjusted EBITDA Margin and Adjusted Operating Expenses”.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,499,993	$ 6,000,000
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,243,571	579,343
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	11,159,074	5,273,438
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	117,188	2,605,620
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	39,062	2,088,475
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,759,253	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,299,993	4,455,667
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,224,707	1,227,117
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,668,811	2,914,422
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	46,189	1,067,523
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,078	619,782
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 1,394,837	$ 0